Business Acquisitions - Net Effect of Acquisitions on Consolidation Balance and Adjustments to Preliminary Purchase Price Allocations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Fixed assets	$ 21	$ 5
Other assets	4	2
Long-term debt	(4)
Other long-term liabilities		(2)
Deferred tax liabilities	(1)
2012 Preliminary Allocation [Member]
Business Acquisition [Line Items]
Non-cash working capital			(129)
Investments			3
Fixed assets			501
Goodwill			289
Other assets			94
Purchase intangibles			215
Long-term employee benefit liabilities			(49)
Long-term debt			(25)
Other long-term liabilities			(35)
Deferred tax liabilities			(68)
Non-controlling interests			(11)
Fair value of net assets (excluding cash)			785
2013 Adjustments [Member]
Business Acquisition [Line Items]
Non-cash working capital		(47)
Investments		(3)
Fixed assets		(36)
Goodwill		(2)
Other assets		99
Deferred tax assets		5
Long-term employee benefit liabilities		1
Long-term debt		(2)
Deferred tax liabilities		(15)
Final Allocation [Member]
Business Acquisition [Line Items]
Non-cash working capital		(176)
Fixed assets		465
Goodwill		287
Other assets		193
Deferred tax assets		5
Purchase intangibles		215
Long-term employee benefit liabilities		(48)
Long-term debt		(27)
Other long-term liabilities		(35)
Deferred tax liabilities		(83)
Non-controlling interests		(11)
Fair value of net assets (excluding cash)		$ 785